PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2016
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

7      PREPAID LAND USE RIGHTS

Prepaid land use rights consisted of the following:

	As at December 31
	2015	2016

Prepaid land use rights	28,370	28,370
Less: Accumulated amortization	(962)	(1,578)

Prepaid land use rights, net	27,408	26,792

Amortization of prepaid land use rights was RMB 345, RMB 617 and RMB616 for the years ended December 31, 2014, 2015 and 2016, respectively.

Prepaid land use rights with a net book value of RMB20,983 and RMB20,735 were pledged as security for bank loans (note 10) as of December 2015 and 2016, respectively.